Schedule of Investments (Unaudited) June 30, 2025

KraneShares 2X Long BABA Daily ETF

A list of the open OTC Swap agreement held by the Fund at June 30, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.	Alibaba Group Holding Ltd.	OBFR+250 bps	Total Return	At Termination	04/12/2026	USD	3,394,835	$3,114,806	$—	$(280,029)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-049-0100

Schedule of Investments (Unaudited) June 30, 2025

KraneShares 2X Long PDD Daily ETF

A list of the open OTC Swap agreement held by the Fund at June 30, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.	PDD Holdings Inc.	OBFR+250 bps	Total Return	At Termination	04/12/2026	USD	13,564,136	$12,203,356	$—	$(1,360,780)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-050-0100

Schedule of Investments (Unaudited) June 30, 2025

KraneShares 2X Long MELI Daily ETF

A list of the open OTC Swap agreement held by the Fund at June 30, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.	MercadoLibre Inc.	OBFR+350 bps	Total Return	At Termination	07/10/2026	USD	5,750,561	$5,922,486	$—	$171,925

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-051-0100

Schedule of Investments (Unaudited) June 30, 2025

Glossary (abbreviations used in preceding Schedule of Investments):

Portfolio Abbreviations

OBFR — Overnight Bank Funding Rate

OTC — Over The Counter

USD — United States Dollar

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